Property and Equipment	6 Months Ended
Jun. 30, 2013
Property and Equipment
3.	PROPERTY AND EQUIPMENT

Property and equipment is stated at cost. The Company records depreciation and amortization, when appropriate, using straight-line method over the estimated useful lives of the assets. Expenditures for maintenance and repairs are charged to expense as incurred. Additions, major renewals and replacements that increase the property's useful life are capitalized.  Property sold or retired, together with the related accumulated depreciation is removed from the appropriate accounts and the resultant gain or loss is included in net income (loss).

		At June 30, 2013			At December 31, 2012
	Depreciable Life (in years)	Cost A$000s	Accumulated Depreciation A$000s	Net Book Value A$000s	Cost A$000s	Accumulated Depreciation A$000s	Net Book Value A$000s
Land		231	-	231	231	-	231
Buildings	40	10	(6)	4	10	(5)	5
Leasehold Improvements	1-2	130	(60)	70	182	(99)	83
Motor Vehicles	5	1,209	(862)	347	1,503	(914)	589
Equipment	1-10	1,035	(645)	390	4,115	(2,106)	2,009
Aircraft	5	-	-	-	4,240	(678)	3,562
Construction in Progress		1,144	-	1,144	1,131	-	1,131
		3,759	(1,573)	2,186	11,412	(3,802)	7,610

The depreciation expense for the six months ended June 30, 2013 amounted to A$278,000 and for the six months ended June 30, 2012 amounted to A$469,000 and accumulated depreciation on assets written off and/or disposed of for the six months ended June 30, 2013 was A$913,000. Net book value of assets written off and/or disposed of for the six months ended June 30, 2013 amounted to A$3,526,000.